Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Accounts payable	₩ 1,034,823	₩ 800,439
Accrued expenses	835,226	697,087
Dividend payable	4,046	2,703
Lease liabilities	181,774	244,548
Withholdings	133,492	100,489
Other payables, current	2,189,361	1,845,266
Non-current
Accounts payable	17,312	5,572
Accrued expenses	8,760	4,953
Lease liabilities	596,240	495,127
Long-term withholdings	56,697	53,272
Other payables, non-current	₩ 679,009	₩ 558,924